Consolidated Statements Of Changes In Equity - USD ($) $ in Thousands	Performance Share Units [member] Common Shares [member]	Performance Share Units [member] Contributed Surplus [member]	Performance Share Units [member] Deficit [member]	Performance Share Units [member] Accumulated Other Comprehensive Loss [member]	[1]	Performance Share Units [member]	Common Shares [member]	Contributed Surplus [member]	Deficit [member]	Accumulated Other Comprehensive Loss [member] [1]	Total
Beginning Balance, Number of shares at Dec. 31, 2015							12,540,757
Beginning Balance, Amount at Dec. 31, 2015							$ 365,824	$ 18,964	$ (361,316)	$ (3,224)	$ 20,248
Net loss									(9,857)		(9,857)
Other comprehensive loss										(399)	(399)
Comprehensive loss for the period									(9,857)	(399)	(10,256)
Adjustment for partial shares on share consolidation, Shares
Adjustment for partial shares on share consolidation, Amount
Issuance of common shares, Shares	4,203
Issuance of common shares, Amount	$ 99	$ (99)
Warrants exercised, shares (note 14)
Issuance of common shares and warrants exercised (note 14), Amount
Issuance of common shares on exercise of stock options (note 19), Amount
Stock-based compensation expense (note 19)								390			390
Ending Balance, Number of shares at Dec. 31, 2016							12,544,960
Ending Balance, Amount at Dec. 31, 2016							$ 365,923	19,255	(371,173)	(3,623)	10,382
Net loss									(11,140)		(11,140)
Other comprehensive loss										1,801	1,801
Comprehensive loss for the period									(11,140)	1,801	(9,339)
Adjustment for partial shares on share consolidation, Shares							(1)
Adjustment for partial shares on share consolidation, Amount
Issuance of common shares, Shares							2,682,742
Issuance of common shares, Amount							$ 19,725				19,725
Warrants exercised, shares (note 14)							200,575
Issuance of common shares and warrants exercised (note 14), Amount							$ 1,966				1,966
Issuance of common shares on exercise of stock options (note 19), Shares	4,203						4,400
Issuance of common shares on exercise of stock options (note 19), Amount	$ 96	$ (96)					$ 36	(16)			20
Stock-based compensation expense (note 19)								742			742
Ending Balance, Number of shares at Dec. 31, 2017							15,436,879
Ending Balance, Amount at Dec. 31, 2017							$ 387,746	$ 19,885	$ (382,313)	$ (1,822)	$ 23,496

[1]	Accumulated other comprehensive loss represents currency translation adjustments of ($1,779) as of December 31, 2017 (2016 - ($3,482)), and loss on re-measurement of actuarial liability of ($43) as of December 31, 2017 (2016 - $141)